OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 364,780	$ 365,477	$ 331,993
United States
Disclosure of geographical areas [line items]
Revenue	334,446	333,661	303,954
Rest of America
Disclosure of geographical areas [line items]
Revenue	3,705	5,262	7,826
APAC
Disclosure of geographical areas [line items]
Revenue	9,685	11,442	6,537
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 16,944	$ 15,112	$ 13,676